Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule Of Components Of Provision For Income Taxes
The provision for income taxes consists of the following components:

	Years Ended December 31,
	2021	2020
Current
Federal	$—	$—
State	—	1

Total current expense (benefit)	—	1
Deferred
Federal	—	—
State	—	—

Total deferred expense (benefit)	—	—

Total tax recognized	$—	$1

Schedule Of Effective Income Tax Rate Reconciliations
A reconciliation setting forth the differences between effective tax rate of the Company as well as the U.S. federal statutory tax rate is as follows:

	Years Ended December 31,
	2021	2020
Benefit at federal statutory rate	21.00%	21.00%
State taxes	3.41%	2.70%
Credits	1.20%	2.61%
Share-based payment measurement	(0.57%)	(1.01%)
Other	(1.90%)	0.18%
Change in valuation allowance	(23.14%)	(25.49%)

Effective tax rate	0.00%	(0.01%)

Schedule Of Components Of Deferred Tax Assets And Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2021	2020
Deferred tax assets:
Operating tax losses	$38,084	$26,016
Research credits	5,920	4,810
Temporary differences	981	773
Share based payments	1,902	1,099

Gross deferred tax assets	46,887	32,698
Valuation Allowance	(46,287)	(32,090)

Deferred tax assets, Less: valuation allowance	600	608
Deferred tax liabilities:
Other temporary differences	(600)	(608)

Deferred tax liabilities	(600)	(608)

Total	$—	$—